Income Tax - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (533)	$ (330)	$ (1,181)	$ (619)
Deferred	(267)	198	(462)	748
Income tax (expense) recovery	$ (800)	$ (132)	$ (1,643)	$ 129